DELAWARE GROUP® GLOBAL AND INTERNATIONAL FUNDS

Delaware Focus Global Growth Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated March 1, 2016

The following information replaces the Trustee share ownership table in the section in the Fund’s Statement of Additional Information entitled “Management of the Trust – Trustees and officers”:

The following table shows each Trustee's ownership of shares of the Fund and of shares of all Delaware Investments® Funds as of Dec. 31, 2015, unless otherwise noted.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities1 in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	None	None
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
John A. Fry	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000

1	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

Please keep this supplement for future reference.

This Supplement is dated March 28, 2016.